7. INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax and social contribution
Current taxes	R$ (20,975)	R$ (56,303)	R$ 132,217
Deferred taxes (Note 10)	3,571,895	69,041	3,159,711
Total	R$ 3,550,920	R$ 12,738	R$ 3,291,928